Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Parent Company [Abstract]
Condensed Financial Information of the Parent Company
22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Condensed Balance Sheets

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	540,361	68,012	10,423
Short-term investments	—	217,448	33,325
Prepayments and other assets	31,132	266,280	40,809
Amounts due from subsidiaries	2,974,463	7,983,060	1,223,458
Amounts due from related parties	24,061	—	—

Total current assets	3,570,017	8,534,800	1,308,015

Non-current assets:
Investments in subsidiaries	—	—	—

Total non-current assets	—	—	—

Total assets	3,570,017	8,534,800	1,308,015

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT) EQUITY
Current liabilities:
Accrued expenses and other liabilities	30,188	256,630	39,330
Income tax payable	2,514	2,524	387
Amounts due to subsidiaries	7	1,692	259
Amounts due to related parties	35	407	62

Total current liabilities	32,744	261,253	40,038

Other liabilities	—	33,558	5,143

Total non-current liabilities	—	33,558	5,143

Total liabilities	32,744	294,811	45,181

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Commitments and contingencies
Mezzanine equity:
Series B convertible preferred shares (par value of US$0.001 per share; 153,603,600 and nil shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	337,268	—	—
Series C redeemable convertible preferred shares (par value of US$0.001 per share; 185,665,192 and nil shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	1,043,147	—	—
Series D redeemable convertible preferred shares (par value of US$0.001 per share; 842,738,782 and nil shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	5,965,273	—	—
Series D+ redeemable convertible preferred shares (par value of US$0.001 per share; 77,125,997 and nil shares authorized, 55,089,998 and nil shares issued and outstanding as of December 31, 2019 and 2020, respectively)	388,844	—	—

Total mezzanine equity	7,734,532	—	—

Shareholders’ (deficit) equity:
Series A convertible preferred shares (par value of US$0.001 per share; 458,116,000 and nil shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	123,186	—	—
Ordinary shares (par value of US$0.001 per share; 1,282,750,429 and 4,000,000,000 shares authorized, 1,077,086,304 and 3,546,124,955 shares issued, 894,711,200 and 3,339,618,633 shares outstanding as of December 31, 2019 and 2020, respectively)	5,558	22,801	3,494
Additional paid-in capital	91,746	14,149,984	2,168,580
Accumulated deficit	(4,902,097)	(5,864,356)	(898,751)
Accumulated other comprehensive income (loss)	484,348	(68,440)	(10,489)

Total Kingsoft Cloud Holdings Limited shareholders’ (deficit) equity	(4,197,259)	8,239,989	1,262,834

Total liabilities, mezzanine equity and shareholders’ (deficit) equity	3,570,017	8,534,800	1,308,015

Condensed Statements of Comprehensive Loss

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(795)	(6,734)	(27,052)	(4,146)

Total operating expenses	(795)	(6,734)	(27,052)	(4,146)

Operating loss
Interest income	112,477	52,829	10,199	1,563
Foreign exchange (loss) gain	(22,652)	(8,174)	30,931	4,740
Other (expenses) income, net	(301)	(300)	5,377	824
Changes in fair value of financial instruments	6,404	—	—	—
Share of losses of subsidiaries and the VIEs	(1,094,583)	(1,145,405)	(981,093)	(150,357)

Loss before income taxes	(999,450)	(1,107,784)	(961,638)	(147,376)
Income tax expense	(6,992)	(3,415)	(621)	(95)

Net loss	(1,006,442)	(1,111,199)	(962,259)	(147,471)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	401,820	64,598	(552,788)	(84,718)

Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(604,622)	(1,046,601)	(1,515,047)	(232,189)
Accretion to redemption value of redeemable convertible preferred shares	(742,472)	(49,725)	(19,768)	(3,030)

Comprehensive loss attributable to ordinary shareholders	(1,347,094)	(1,096,326)	(1,534,815)	(235,219)

Condensed Statements of Cash Flows

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(2,396,432)	(2,538,479)	(6,203,310)	(950,699)
Net cash (used in) generated from investing activities	(62,213)	2,166,312	(218,674)	(33,513)
Net cash generated from financing activities	2,851,882	370,294	5,945,666	911,214
Effect of exchange rate changes on cash and cash equivalents	136,227	10,921	3,969	607

Net increase (decrease) in cash and cash equivalents	529,464	9,048	(472,349)	(72,391)
Cash and cash equivalents at beginning of the year	1,849	531,313	540,361	82,814

Cash and cash equivalents at end of the year	531,313	540,361	68,012	10,423

Basis of presentation
For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and the VIEs under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “investments in subsidiaries” and the subsidiaries’ and the VIEs’ losses as “share of losses of subsidiaries and the VIEs” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company adjusted the carrying amount of “investments in subsidiaries” for its share of the subsidiaries’ and the VIEs’ cumulative losses until the investment balance reaches zero and did not provide for additional losses unless the Company has guaranteed obligations of the subsidiaries’ and the VIEs’ or is otherwise committed to provide further financial support.
The subsidiaries did not pay any dividends to the Company for the periods presented.
The Company does not have significant commitments or long-term obligations as of the period end.
The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.